FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES

The Company has classified financial assets and (liabilities) as follows at December 31:

	2025	2024	2023
Financial assets, measured at amortized cost:
Cash and cash equivalents	$39,959,201	$37,143,759	$3,019,069
Short-term investments	$273,439,102	$16,672,811	$-
Accounts receivable	$-	$7,257	$-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(1,639,543)	$(5,970,537)	$(2,301,457)
Covid-19 government support loans	$-	$-	$(30,200)
Convertible debt	$(5,800,000)	$(6,500,000)	$-
Fair value through profit or loss (FVTPL):
Derivative warrant liability	$(135,631,585)	$(35,750,607)	$(1,002,264)